CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) Y M	Dec. 31, 2013 CAD
Capital Stock 1	47,000,000	47,000,000
Capital Stock 2	10,000	10,000
Capital Stock 3	200,000	200,000
Capital Stock 4	$ 50,000
Capital Stock 5	80,891	80,891
Capital Stock 6	108,000
Capital Stock 7	68,300	68,300
Capital Stock 8	54,831
Capital Stock 9	276,000	276,000
Capital Stock 10	110,546
Capital Stock 11	1,929,000	1,929,000
Capital Stock 12		0.85
Capital Stock 13	1,660,025
Capital Stock 14	126,324
Capital Stock 15		1.00
Capital Stock 16	250,000	250,000
Capital Stock 17	$ 1.00
Capital Stock 18	250,000
Capital Stock 19	1.50
Capital Stock 20	18	18
Capital Stock 21	25,000	25,000
Capital Stock 22	15,091
Capital Stock 23	1.5	1.5
Capital Stock 24	1.82%	1.82%
Capital Stock 25	99.78%	99.78%
Capital Stock 26	0.00%	0.00%
Capital Stock 27	838,000	838,000
Capital Stock 28	$ 1.00
Capital Stock 29	838,000
Capital Stock 30	1.50
Capital Stock 31	18	18
Capital Stock 32	73,800	73,800
Capital Stock 33	40,516
Capital Stock 34	1.5	1.5
Capital Stock 35	2.05%	2.05%
Capital Stock 36	116.59%	116.59%
Capital Stock 37	0.00%	0.00%
Capital Stock 38	706,000	706,000
Capital Stock 39	$ 1.00
Capital Stock 40	706,000
Capital Stock 41	1.50
Capital Stock 42	50,600	50,600
Capital Stock 43	20,098
Capital Stock 44	1.5	1.5
Capital Stock 45	2.05%	2.05%
Capital Stock 46	109.00%	109.00%
Capital Stock 47	0.00%	0.00%
Capital Stock 48	376,875	376,875
Capital Stock 49	$ 0.80
Capital Stock 50	301,500
Capital Stock 51	1.00
Capital Stock 52	1,018,000	1,018,000
Capital Stock 53	$ 0.70
Capital Stock 54	712,600
Capital Stock 55	1.00
Capital Stock 56	131,243	131,243
Capital Stock 57	$ 1.50
Capital Stock 58	1,062,000	1,062,000
Capital Stock 59	$ 1.50
Capital Stock 60	1,593,000
Capital Stock 61	$ 2.25
Capital Stock 62	84,960	84,960
Capital Stock 63	15,136
Capital Stock 64	1.5	1.5
Capital Stock 65	4.88%	4.88%
Capital Stock 66	33.00%	33.00%
Capital Stock 67	0.00%	0.00%
Capital Stock 68	668,202	668,202
Capital Stock 69	$ 1.35
Capital Stock 70	902,073
Capital Stock 71	1.75
Capital Stock 72	33,410	33,410
Capital Stock 73	2,015
Capital Stock 74	1	1
Capital Stock 75	4.50%	4.50%
Capital Stock 76	36.00%	36.00%
Capital Stock 77	0.00%	0.00%
Capital Stock 78	282,000	282,000
Capital Stock 79	$ 1.10
Capital Stock 80	310,200
Capital Stock 81	1.50
Capital Stock 82	65,000	65,000
Capital Stock 83	76,000	76,000
Capital Stock 84	1,132,000	1,132,000
Capital Stock 85	$ 0.90
Capital Stock 86	1,018,800
Capital Stock 87	1.50
Capital Stock 88	566,000	566,000
Capital Stock 89	578,112	578,112
Capital Stock 90	$ 0.90
Capital Stock 91	520,300
Capital Stock 92	1.50
Capital Stock 93	792,029	792,029
Capital Stock 94	$ 0.70
Capital Stock 95	554,420
Capital Stock 96	1,549,354	1,549,354
Capital Stock 97	$ 0.55
Capital Stock 98	852,145
Capital Stock 99	300,000	300,000
Capital Stock 100	$ 0.55
Capital Stock 101	165,000
Capital Stock 102	0.75
Capital Stock 103	536,218	536,218
Capital Stock 104	$ 0.55
Capital Stock 105	294,920
Capital Stock 106	0.75
Capital Stock 107	177,200	177,200
Capital Stock 108	90,910	90,910
Capital Stock 109	8,092,593	8,092,593
Capital Stock 110		1.35
Capital Stock 111	1.33
Capital Stock 112		10,925,001
Capital Stock 113	10,753,149
Capital Stock 114	566,482	566,482
Capital Stock 115		1.35
Capital Stock 116	$ 1.33
Capital Stock 117	364,248
Capital Stock 118	90.00%	90.00%
Capital Stock 119	0.00%	0.00%
Capital Stock 120	1.50%	1.50%
Capital Stock 121	90.00%	90.00%
Capital Stock 122	2,698,350	2,698,350
Capital Stock 123	47,000,000	47,000,000
Capital Stock 124	10.00%	10.00%
Capital Stock 125	10.00%	10.00%
Capital Stock 126	10	10
Capital Stock 127	0
Capital Stock 128	526,609
Capital Stock 129	452,250
Capital Stock 130	0
Capital Stock 131	604,429
Capital Stock 132	758,750
Capital Stock 133	58,055
Capital Stock 134	1,041,591
Capital Stock 135	361,239
Capital Stock 136	0
Capital Stock 137	418,317
Capital Stock 138	0
Capital Stock 139	0
Capital Stock 140	0.73
Capital Stock 141	1.17
Capital Stock 142	992
Capital Stock 143	30.00%	30.00%
Capital Stock 144	0.102%	0.102%
Capital Stock 145	6	6
Capital Stock 146	0	0
Capital Stock 147	275,735
Capital Stock 148	95.00%	95.00%
Capital Stock 149	1.25%	1.25%
Capital Stock 150	18	18
Capital Stock 151	0	0
Capital Stock 152	992
Capital Stock 153	$ 339,589